Interim Condensed Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 8,192	$ 8,270
Restricted cash	214	222
Trade accounts receivable		115
Other current assets	420	225
Inventory	491
Total current assets	9,317	8,832
Non-current Assets:
Operating lease - right of use asset	1,004	1,151
Fixed assets, net	506	449
Total Non-current assets	1,510	1,600
Total assets	10,827	10,432
Current liabilities
Trade payables	223	56
Current operating lease liability	267	281
Other accounts payable	1,721	1,032
Total current liabilities	2,211	1,369
Non-current operating lease liability	626	798
Total liabilities	2,837	2,167
Shareholders' equity
Ordinary shares, NIS 0.01 par value	68	46
Additional paid in capital	68,571	63,033
Accumulated deficit	(60,649)	(54,814)
Total shareholders' equity	7,990	8,265
Total liabilities and shareholders' equity	$ 10,827	$ 10,432